Other Assets, Net - Summary of Analysis of Other Assets (Parenthetical) (Detail) - MXN ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Assets [line items]
Judicial deposits	[1]	$ 14,583,504	$ 15,402,840
Brazil [member]
Disclosure of Other Assets [line items]
Judicial deposits		$ 14,583,504	$ 15,402,840

[1]	Judicial deposits represent cash and cash equivalents pledged in order to fulfill the collateral requirements for tax contingencies mainly in Brazil. As of December 31, 2020 and 2021, the amount for these deposits is Ps. 15,402,840 and Ps. 14,583,504, respectively for Brazil. Based on its evaluation of the underlying contingencies, the Company believes that such amounts are recoverable.